Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Proved Developed and Proved Undeveloped Reserves (Details)	12 Months Ended
	Dec. 31, 2024 MBoe mJ MBbls	Dec. 31, 2023 MBoe mJ MBbls
Proved Reserves [Member]
Proved Reserves:
Beginning of period	16,001	18,339
Extensions and discoveries		1,900
Dispositions		(1,834)
Revisions to previous estimates	(1,219)	(1,995)
Production	(291)	(409)
End of period	14,492	16,001
Proved Developed Reserves [Member]
Proved Reserves:
Beginning of period	11,723	13,609
Extensions and discoveries	0	1,900
End of period	10,145	11,723
Proved Undeveloped Reserves [Member]
Proved Reserves:
Beginning of period	4,279	4,730
End of period	4,346	4,279
Crude Oil, Condensate, and Natural Gas Liquids (NGL) [Member] | Proved Reserves [Member]
Proved Reserves:
Beginning of period | MBbls	15,414	17,577
Extensions and discoveries | MBbls		1,817
Dispositions | MBbls		(1,758)
Revisions to previous estimates | MBbls	(1,140)	(1,758)
Production | MBbls	(256)	(349)
End of period | MBbls	14,018	15,414
Crude Oil, Condensate, and Natural Gas Liquids (NGL) [Member] | Proved Developed Reserves [Member]
Proved Reserves:
Beginning of period | MBbls	11,277	13,014
End of period | MBbls	9,803	11,277
Crude Oil, Condensate, and Natural Gas Liquids (NGL) [Member] | Proved Undeveloped Reserves [Member]
Proved Reserves:
Beginning of period | MBbls	4,137	4,564
End of period | MBbls	4,215	4,137
Natural Gas [Member] | Proved Reserves [Member]
Proved Reserves:
Beginning of period | mJ	3,525	4,572
Extensions and discoveries | mJ		495
Dispositions | mJ		(457)
Revisions to previous estimates | mJ	(471)	(729)
Production | mJ	(213)	(356)
End of period | mJ	2,840	3,525
Natural Gas [Member] | Proved Developed Reserves [Member]
Proved Reserves:
Beginning of period | mJ	2,674	3,572
End of period | mJ	2,056	2,674
Natural Gas [Member] | Proved Undeveloped Reserves [Member]
Proved Reserves:
Beginning of period | mJ	850	1,000
End of period | mJ	784	850